Property and Equipment (Details) - Schedule of property and equipment - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 193,812,887	$ 191,800,192	$ 161,270,086
Less: accumulated depreciation	(40,365,366)	(37,444,429)	(26,359,199)
Property and equipment, net	153,447,521	154,355,763	134,910,887
Project development costs	116,017,357	107,969,139	88,587,699
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,300,564	$ 535,954	278,556
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	25 years	25 years
Property and equipment, gross	$ 31,078,211	$ 31,078,211	31,078,211
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 157,913,580	$ 158,020,145	128,599,831
Building and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	15 years	15 years
Building and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	39 years	39 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,520,532	$ 2,165,882	$ 1,313,488
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	5 years	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life	10 years	10 years